Average Annual Total Returns - FidelityStockSelectorLargeCapValueFund-RetailPRO - FidelityStockSelectorLargeCapValueFund-RetailPRO - Fidelity Stock Selector Large Cap Value Fund	Mar. 30, 2024
Fidelity Stock Selector Large Cap Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	14.46%
Past 5 years	12.03%
Past 10 years	8.59%
Fidelity Stock Selector Large Cap Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.77%
Past 5 years	11.02%
Past 10 years	7.81%
Fidelity Stock Selector Large Cap Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	9.02%
Past 5 years	9.47%
Past 10 years	6.86%
RS005
Average Annual Return:
Past 1 year	11.46%
Past 5 years	10.91%
Past 10 years	8.40%